Basis of Presentation and Principles of Consolidation Basis of Presentation and Principles of Consolidation (Tables)	3 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported on the balance sheets that sum to amounts reported on the consolidated statements of cash flows.

(In millions)	March 31, 2017	December 31, 2016
Cash and cash equivalents	$1,454	$1,513
Restricted cash, current portion	3,041	3,113
Restricted cash, non-current portion	105	5
Total cash, cash equivalents, and restricted cash	$4,600	$4,631